FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Market risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Increase (decrease) in the loss on translation of investments in foreign associates due to decrease in risk assumption	$ 3.2
Increase of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	0.7
Other comprehensive income	35.1
Decrease of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	(0.7)
Other comprehensive income	(35.1)
Variance of $0.10 in the foreign currency exchange rate
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Unhedged purchase of goods and services	8.8
Unhedged acquisitions of tangible and intangible assets	$ 6.6
Interest rate risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt, fixed-rate debt (in percent)	92.40%	96.10%
Long-term debt, floating-rate debt (in percent)	7.60%	3.90%
Estimated sensitivity on interest payments of a 100 basis-point variance	$ 4.7
Increase of 100 basis points in discount rate
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	(0.7)
Other comprehensive income	(5.2)
Decrease of 100 basis points in discount rate
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	0.7
Other comprehensive income	$ 5.2